Loans and Allowance for Loan Losses - Schedule of Gross Contractual Amounts Receivable Balances By Portfolio Segment PCI Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances		$ 6,236	$ 11,114
Carrying amount		4,984	8,312
PCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances	$ 6,086	6,236
Carrying amount	4,888	4,984
Real Estate Loan Portfolio Segment | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances		820	5,426
Real Estate Loan Portfolio Segment | Non-Farm Non-Residential Non-Owner Occupied | PCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances	794	820
Real Estate Loan Portfolio Segment | Residential
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances		181	200
Real Estate Loan Portfolio Segment | Residential | PCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances	88	181
Real Estate Loan Portfolio Segment | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances		5,169	5,105
Real Estate Loan Portfolio Segment | Construction, Development & Other | PCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances	5,141	5,169
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances		66	$ 383
Commercial & Industrial | PCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total outstanding balances	$ 63	$ 66